Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from Contract with Customer	$ 148,835	$ 147,196	$ 152,327
Revenue	148,835	147,196	152,327
Advertising revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from Contract with Customer	146,108	144,290	149,046
Copyrights revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from Contract with Customer	2,625	2,615	3,035
CHEERS e-Mall marketplace service revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from Contract with Customer	51	207	232
Other revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from Contract with Customer	51	84	14
Services transferred over time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from Contract with Customer	148,733	146,905	152,081
Services transferred at a point in time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from Contract with Customer	51	207	232
Goods transferred at a point in time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from Contract with Customer	$ 51	$ 84	$ 14